Segmented Information - Segment Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Accounts receivable	$ 10,681	$ 12,014
Intangible exploration and evaluation assets	33,706	36,266
Petroleum and natural gas assets	196,150	195,263
Other assets	4,296	3,079
Deferred taxes	8,387	4,523
Assets	308,325	318,296
Liabilities
Accounts payable and accrued liabilities	32,156	28,007
Derivative commodity contracts	217	0
Long-term debt	37,041	52,355
Asset retirement obligation	13,612	12,113
Lease obligation	1,808
Deferred taxes	8,387	4,523
Liabilities	93,835	98,005
Operating segments [member]
Assets
Accounts receivable	10,140	11,556
Derivative commodity contracts		1,369
Intangible exploration and evaluation assets	33,706	36,266
Petroleum and natural gas assets	196,150	195,263
Other assets	2,862	2,244
Other	50,921	59,814
Deferred taxes	8,387	4,523
Assets	302,166	311,035
Liabilities
Accounts payable and accrued liabilities	26,257	21,417
Derivative commodity contracts	217
Long-term debt	37,041	52,355
Asset retirement obligation	13,612	12,113
Lease obligation	994
Deferred taxes	8,387	4,523
Liabilities	86,508	90,408
Operating segments [member] | Egypt [member]
Assets
Accounts receivable	6,266	9,031
Derivative commodity contracts		1,369
Intangible exploration and evaluation assets	33,176	35,735
Petroleum and natural gas assets	117,591	123,043
Other assets	2,847	2,222
Other	48,652	58,518
Deferred taxes	8,387	4,523
Assets	216,919	234,441
Liabilities
Accounts payable and accrued liabilities	19,459	13,407
Derivative commodity contracts	217
Long-term debt	29,502	44,134
Lease obligation	718
Deferred taxes	8,387	4,523
Liabilities	58,283	62,064
Operating segments [member] | Canada [member]
Assets
Accounts receivable	3,874	2,525
Intangible exploration and evaluation assets	530	531
Petroleum and natural gas assets	78,559	72,220
Other assets	15	22
Other	2,269	1,296
Assets	85,247	76,594
Liabilities
Accounts payable and accrued liabilities	6,798	8,010
Long-term debt	7,539	8,221
Asset retirement obligation	13,612	12,113
Lease obligation	276
Liabilities	28,225	28,344
Non-segment [member]
Assets
Assets	6,159	7,261
Liabilities
Liabilities	$ 7,327	$ 7,597